Discontinued Operations (Details) - Schedule of Carrying Amount of the Investment Cost of the Disposed Assets	Dec. 31, 2022 USD ($)
Schedule of Carrying Amount of the Investment Cost of the Disposed Assets [Abstract]
Cash	$ 8,695,890
Trade receivables	2,335,650
Other current assets	97,966
Investment property-net	6,390,022
Other long-term assets	2,890,967
Total assets	20,410,495
Short-term loan	(1,087,154)
Tax payables	(2,775,363)
Other liabilities	(1,381,936)
Total liabilities	(5,244,453)
Net assets	$ 15,166,042